Investment Objectives and Goals - Independent Franchise Partners US Equity Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Independent Franchise Partners US Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or the “Fund”) seeks to achieve an attractive long-term rate of return.